Unrecognized contractual commitments (telecom activities) - Financing commitments - Non-current pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	€ 15,098	€ 14,946	€ 14,940		€ 15,135
Property, plant and equipment, net	33,193	31,640	30,484	€ 29,075
Total non-current assets	84,811	82,847	82,236
Non-current pledged or mortgaged assets	2	€ 20	€ 21
Telecom activities, operating segment, after eliminations [member]
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	15,074
Property, plant and equipment, net	33,184
Non-current financial assets	1,036
Other	35,085
Total non-current assets	84,378
Amount of asset pledged, mortgaged or receivership, property, plant and equipment, net	2
Non-current pledged or mortgaged assets	€ 2